Intangible Assets, Net - Schedule of Intangible Assets with Definite Lives (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	¥ 558,694		¥ 558,049
Accumulated Amortization	(201,263)		(117,628)
Net Carrying Value	357,431	$ 56,089	440,421
Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	202,100		202,100
Accumulated Amortization	(40,420)		0
Net Carrying Value	161,680	25,371	202,100
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	175,309		175,309
Accumulated Amortization	(72,237)		(56,993)
Net Carrying Value	103,072	16,174	118,316
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	46,900		46,900
Accumulated Amortization	(13,860)		(5,600)
Net Carrying Value	33,040	5,185	41,300
Websites [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	27,000		27,000
Accumulated Amortization	(27,000)		(27,000)
Net Carrying Value	0	0	0
Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	2,954		2,237
Accumulated Amortization	(2,277)		(2,012)
Net Carrying Value	677	106	225
Database [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	73,500		73,500
Accumulated Amortization	(14,700)		0
Net Carrying Value	58,800	9,228	73,500
Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	2,798		2,870
Accumulated Amortization	(2,636)		(2,579)
Net Carrying Value	162	25	291
Insurance Brokerage License [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	28,133		28,133
Accumulated Amortization	(28,133)		(23,444)
Net Carrying Value	¥ 0	$ 0	¥ 4,689